Share Capital - Summary of Outstanding And Exercisable Options (Detail)	12 Months Ended
	Apr. 30, 2018 CAD ($) Options yr	Apr. 30, 2017 Option	Apr. 30, 2016 Option
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding	948,750	1,348,750	2,846,250
Weighted Average Exercise Price | $	$ 0.88
Weighted Average Life | yr	0.65
Range one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | Options	50,000
Weighted Average Exercise Price | $	$ 1.00
Weighted Average Life | yr	0.37
Range two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | Options	50,000
Weighted Average Exercise Price | $	$ 0.80
Weighted Average Life | yr	0.31
Range Three [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | Options	50,000
Weighted Average Exercise Price | $	$ 0.92
Weighted Average Life | yr	0.35
Range Four [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | Options	798,750
Weighted Average Exercise Price | $	$ 0.88
Weighted Average Life | yr	0.71